OTHER FINANCIAL DATA - ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	$ (228)	[1]	$ (376)	[1]
Amounts reclassified from accumulated other comprehensive income	305	[1]
Net other comprehensive income	148	[1]
Other comprehensive income before reclassifications	(157)	[1]
Component of accumulated other comprehensive income (loss), ending balance	(228)	[1]	(376)	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	(9)	[1]	(11)	[1]
Amounts reclassified from accumulated other comprehensive income	2	[1]
Net other comprehensive income	2	[1]
Component of accumulated other comprehensive income (loss), ending balance	(9)	[1]	(11)	[1]
Southern California Gas Company [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	(18)	[1]	(18)	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1]
Net other comprehensive income	0	[1]
Component of accumulated other comprehensive income (loss), ending balance	(18)	[1]	(18)	[1]
Foreign Currency Translation Adjustments [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	(129)	[1]	(240)	[1]
Amounts reclassified from accumulated other comprehensive income	270	[1],[2]
Net other comprehensive income	111	[1]
Other comprehensive income before reclassifications	(159)	[1]
Component of accumulated other comprehensive income (loss), ending balance	(129)	[1]	(240)	[1]
Foreign Currency Translation Adjustments [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	0	[1]	0	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1]
Net other comprehensive income	0	[1]
Component of accumulated other comprehensive income (loss), ending balance	0	[1]	0	[1]
Foreign Currency Translation Adjustments [Member] | Southern California Gas Company [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	0	[1]	0	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1]
Net other comprehensive income	0	[1]
Component of accumulated other comprehensive income (loss), ending balance	0	[1]	0	[1]
Unamortized Net Actuarial Loss [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	(73)	[1]	(102)	[1]
Amounts reclassified from accumulated other comprehensive income	29	[1]
Net other comprehensive income	29	[1]
Other comprehensive income before reclassifications	0	[1]
Component of accumulated other comprehensive income (loss), ending balance	(73)	[1]	(102)	[1]
Unamortized Net Actuarial Loss [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	(10)	[1]	(12)	[1]
Amounts reclassified from accumulated other comprehensive income	2	[1]
Net other comprehensive income	2	[1]
Component of accumulated other comprehensive income (loss), ending balance	(10)	[1]	(12)	[1]
Unamortized Net Actuarial Loss [Member] | Southern California Gas Company [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	(5)	[1]	(4)	[1]
Amounts reclassified from accumulated other comprehensive income	(1)	[1]
Net other comprehensive income	(1)	[1]
Component of accumulated other comprehensive income (loss), ending balance	(5)	[1]	(4)	[1]
Unamortized Prior Service Credit [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	0	[1]	1	[1]
Amounts reclassified from accumulated other comprehensive income	(1)	[1]
Net other comprehensive income	(1)	[1]
Other comprehensive income before reclassifications	0	[1]
Component of accumulated other comprehensive income (loss), ending balance	0	[1]	1	[1]
Unamortized Prior Service Credit [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	1	[1]	1	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1]
Net other comprehensive income	0	[1]
Component of accumulated other comprehensive income (loss), ending balance	1	[1]	1	[1]
Unamortized Prior Service Credit [Member] | Southern California Gas Company [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	1	[1]	1	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1]
Net other comprehensive income	0	[1]
Component of accumulated other comprehensive income (loss), ending balance	1	[1]	1	[1]
Financial Instrustments [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	(26)	[1]	(35)	[1]
Amounts reclassified from accumulated other comprehensive income	7	[1]
Net other comprehensive income	9	[1]
Other comprehensive income before reclassifications	2	[1]
Component of accumulated other comprehensive income (loss), ending balance	(26)	[1]	(35)	[1]
Financial Instrustments [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	0	[1]	0	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1]
Net other comprehensive income	0	[1]
Component of accumulated other comprehensive income (loss), ending balance	0	[1]	0	[1]
Financial Instrustments [Member] | Southern California Gas Company [Member]
Changes In Components Of Accumulated Other Comprehensive Income [Line Items]
Component of accumulated other comprehensive income( Loss), beginning balance	(14)	[1]	(15)	[1]
Amounts reclassified from accumulated other comprehensive income	1	[1]
Net other comprehensive income	1	[1]
Component of accumulated other comprehensive income (loss), ending balance	$ (14)	[1]	$ (15)	[1]

[1]	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.
[2]	Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.